Research and development expense	12 Months Ended
Dec. 31, 2015
Research and development expense Disclosure [Abstract]
Research and Development expense Disclosure [Text Block]
14.	Research and development expense:

In June 2015, the Company entered into a license and supply agreement with SteadyMed Ltd. for the distribution rights to TREVYENT® that included an upfront payment of $3,000 upon execution of the agreement which was recorded in R&D expense.